3. Loans, Past Due (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Past due loans
Loans 30-89 Days Past Due	$ 13,113	$ 18,995
Loans 90 or More Days Past Due	1,721	4,833
Total Past Due Loans	14,834	23,828
Total Current Loans	674,257	628,063
Total loans	689,091	651,891	$ 620,960	$ 619,974
Accruing Loans 90 or More Days Past Due	17	0
Construction and land development
Past due loans
Loans 30-89 Days Past Due	330	294
Loans 90 or More Days Past Due	17	3,540
Total Past Due Loans	347	3,834
Total Current Loans	65,444	53,783
Total loans	65,791	57,617
Accruing Loans 90 or More Days Past Due	0	0
Single-family residential
Past due loans
Loans 30-89 Days Past Due	2,822	5,988
Loans 90 or More Days Past Due	1,385	268
Total Past Due Loans	4,207	6,256
Total Current Loans	216,483	200,161
Total loans	220,690	206,417
Accruing Loans 90 or More Days Past Due	0	0
Single-family residential - Banco de la Gente stated income
Past due loans
Loans 30-89 Days Past Due	7,021	8,998
Loans 90 or More Days Past Due	114	610
Total Past Due Loans	7,135	9,608
Total Current Loans	36,598	37,407
Total loans	43,733	47,015
Accruing Loans 90 or More Days Past Due	0	0
Commercial
Past due loans
Loans 30-89 Days Past Due	2,619	3,205
Loans 90 or More Days Past Due	157	366
Total Past Due Loans	2,776	3,571
Total Current Loans	225,750	224,987
Total loans	228,526	228,558
Accruing Loans 90 or More Days Past Due	0	0
Multifamily and Farmland
Past due loans
Loans 30-89 Days Past Due	0	85
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	0	85
Total Current Loans	18,080	12,315
Total loans	18,080	12,400
Accruing Loans 90 or More Days Past Due	0	0
Total real estate loans
Past due loans
Loans 30-89 Days Past Due	12,792	18,570
Loans 90 or More Days Past Due	1,673	4,784
Total Past Due Loans	14,465	23,354
Total Current Loans	562,355	528,653
Total loans	576,820	552,007
Accruing Loans 90 or More Days Past Due		0
Commercial loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	185	241
Loans 90 or More Days Past Due	40	49
Total Past Due Loans	225	290
Total Current Loans	90,785	75,972
Total loans	91,010	76,262
Accruing Loans 90 or More Days Past Due	17	0
Farm loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	0	0
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	0	0
Total Current Loans	3	7
Total loans	3	7
Accruing Loans 90 or More Days Past Due	0	0
Consumer loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	136	184
Loans 90 or More Days Past Due	8	0
Total Past Due Loans	144	184
Total Current Loans	9,883	9,876
Total loans	10,027	10,060
Accruing Loans 90 or More Days Past Due	0	0
All other loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	0	0
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	0	0
Total Current Loans	11,231	13,555
Total loans	11,231	13,555
Accruing Loans 90 or More Days Past Due	$ 0	$ 0